INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD - Reconciliation of share of profit in investments in associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Share of profit of investment accounted for using the equity method	$ 932,340	$ 396,764	$ (1,613,839)
Unrealized earnings in inventory acquired from associates and not sold at the end of period, presented as a discount in the respective asset account (containers and/or inventories)	(1,097,966)	(744,612)	(799,256)
Amortization of Fair Value in Envases CMF S.A.	85,266	85,266	85,266
Income Statement Balance	$ (80,360)	$ (262,582)	$ (2,327,829)